CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 12,606	$ 17,480	$ 41,280	$ 43,620	$ 65,869	$ 32,909
Cost of revenue	7,749	10,800	24,643	25,703	40,157	16,786
Gross profit	4,857	6,680	16,637	17,917	25,712	16,123
Operating expenses:
Advertising and marketing	42	45	74	153	80	1,337
Research and development	815	1,315	3,027	4,434	5,757	6,276
General and administrative	1,442	3,041	5,107	6,709	8,678	6,603
Payroll and payroll taxes	3,251	2,605	9,670	8,232	12,017	10,547
Professional fees	1,061	1,234	3,356	5,651	7,076	5,312
Stock compensation expense	136	147	542	309	1,853	2,969
Depreciation and amortization	590	657	1,826	1,899	2,553	20,917
Impairment of goodwill	0	0	6,675	0
Restructuring charges	0	0	1,636	0
Total operating expenses	7,337	9,044	31,913	27,387	38,014	53,961
Loss from operations	(2,480)	(2,364)	(15,276)	(9,470)	(12,302)	(37,838)
Other income (expense):
Interest expense	(309)	(65)	(462)	(3,310)	(3,340)	(8,169)
Accretion of debt discount	(273)	(4,183)	(1,978)	(9,626)	(13,134)	(13,980)
Changes in fair value of derivative liability	0	6,909	14	6,580	6,544	16,857
Derecognition expense on conversion of convertible debt	0	(1,331)	(68)	(1,518)	(25,035)	(5,709)
Legal settlement expense	(1,598)	(1,929)	(1,598)	(4,142)	(4,142)	0
Gain on sale of property and equipment					1,069	0
Other income (expense)	72	(25)	608	(1,474)	(2,472)	(405)
Total other income (expense), net	(2,108)	(624)	(3,484)	(13,490)	(40,510)	(11,406)
Loss before provision for income taxes	(4,588)	(2,988)	(18,760)	(22,960)	(52,812)	(49,244)
Income tax provision	586	128	1,214	138	289	(8)
Net loss	(5,174)	(3,116)	(19,974)	(23,098)	(53,101)	(49,236)
Comprehensive income statement:
Net loss	(5,174)	(3,116)	(19,974)	(23,098)	(53,101)	(49,236)
Foreign currency translation gain (loss)	1,338	(317)	719	(389)	44	357
Total comprehensive loss	$ (3,836)	$ (3,433)	$ (19,255)	$ (23,487)	$ (53,057)	$ (48,879)
Net loss per share:
Basic and diluted (in Dollars per share)	$ (0.76)	$ (0.6)	$ (3.12)	$ (4.48)	$ (10.11)	$ (10.8)
Basic and diluted (in Dollars per share)	$ (0.76)	$ (0.6)	$ (3.12)	$ (4.48)	$ (10.11)	$ (10.8)
Weighted average number of common shares outstanding:
Basic and diluted (in Shares)	6,812,248	5,231,588	6,408,993	5,160,499	5,251,852	4,557,200
Basic and diluted (in Shares)	6,812,248	5,231,588	6,408,993	5,160,499	5,251,852	4,557,200